UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08763

MH Elite Portfolio of Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

43 Highlander Drive

Scotch Plains, NJ 07076

(Address of Principal Executive Offices)  (Zip Code)

Harvey Merson

or

Jeff Holcombe

43 Highlander Drive

Scotch Plains, NJ 07076

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  800-318-7969

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ? 3507.

Item 1.  Reports to Stockholders.

ANNUAL SHAREHOLDER REPORT

December 31, 2025

MH ELITE SMALL CAP FUND OF FUNDS

MHELX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the MH Elite Small Cap Fund of Funds – MHELX (the “Fund”) for the year January 1, 2025 to December 31, 2025, as well as certain changes to the Fund.

You can find additional information about the Fund at www.mhelite.com. You can also request this information by contacting us at 1-800-318-7969.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

MH Elite Small Cap Fund of Funds	$132	1.25%

*Annualized.

mANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

How did the Fund perform last year?

For the one-year period ending December 31, 2025, the Fund gained 11.45%.

What factors influenced performance?

Small cap stocks struggled in the first half of the year as on again, off again tariff turmoil rocked the stock market. Small cap funds rebounded in the second half of the year as the economy stabilized, the Federal Reserve initiated interest rate cuts, cyclical rotation out of large caps as small cap stocks had more attractive valuations and the expectation for increased merger and acquisition activity.

Positioning

Notable changes to holdings included liquidating our positions in Thrivent Small Cap Stock, Natixis Vaughan Nelson Small Cap Value, Paradigm Micro-Cap and Oberweiss Small Cap Opportunities. We increased our positions in Aegis Value, Congress Small Cap Growth, Oberweiss Micro-Cap and added three new positions, James Small Cap Value, Vanguard Strategic Small Cap Equity and Nuveen Small Cap Value Opportunities.

Top Contributors

Funds that contributed most to performance included Aegis Value (67.1%), Hood River Small Cap Growth (23.8%), Invesco Small Cap Value (17.9%) and Vanguard Strategic Small Cap Equity (15.2%).

Top Detractors

In addition to the Funds liquidated in August, Funds that detracted most from performance included Virtus KAR Small Cap Core (-2.5%), Hennessy Cornerstone Mid Cap 30 (3.0%) and Schwab Fundamental US Small Company Index (7.7%).

Performance

For the period ending December 31, 2025, the Fund’s average annual returns are in line with the various indexes from S&P, Schwab, Russell, CRSP and Morningstar. Index returns do not include any adjustments for fees and/or expenses. The range of returns for the various indexes in 2025 were from a low of 6.02% to 12.81%.

performance illustration

TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2025

FUND/INDEX	ONE YEAR	FIVE YEARS	TEN YEARS
MH Elite Small Cap Fund of Funds	11.45%	5.88%	8.64%
Morningstar US Small Cap Index	12.20%	7.29%	9.74%
Russell 2000 Index	12.81%	6.09%	9.62%

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent quarter-end can be obtained at www.mhelite.com or by calling 1-800-318-7969.

Fund statistics

NET ASSETS:	$12,024,064
PORTFOLIO HOLDINGS:	15
PORTFOLIO TURNOVER:	21.90%
ADVISORY FEES PAID BY FUND:	$111,707

portfolio illustration

The following chart gives a visual breakdown of the Fund by Morningstar categories of the underlying funds. Percentages are based on net asset value.

top ten holdings*

(% of Net Assets)

1.	Aegis Value - Class I	10.15%
2.	Oberweis Micro Cap	8.66%
3.	Schwab Fundamental US Small Company Index - Class I	7.91%
4.	Congress Small Cap Growth - Class I	7.84%
5.	Invesco Small Cap Value - Class Y	7.14%
6.	Hood River Small Cap Growth - Class I	7.10%
7.	Fuller &Thaler Behavioral Small Cap Equity - Class I	6.92%
8.	Vanguard Small Cap Value Index - Admiral Class	6.53%
9.	James Small Cap Fund	6.47%
10.	Hennesey Cornerstone Mid Cap 30 - Class I	5.97%
	Total % of Net Assets	74.69%

*Excludes Short-Term Investments.

HOW HAS THE FUND CHANGED

The Fund has not had any material changes during the year ended December 31, 2025.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact MH Elite Funds at 1-800-318-7969, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Funds or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.mhelite.com. or contact us at 1-800-318-7969.

ANNUAL SHAREHOLDER REPORT

December 31, 2025

MH ELITE FUND OF FUNDS

MHEFX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the MH Elite Fund of Funds - MHEFX (the “Fund”) for the year January 1, 2025 to December 31, 2025, as well as certain changes to the Fund.

You can find additional information about the Fund at www.mhelite.com. You can also request this information by contacting us at 1-800-318-7969.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

MH Elite Fund of Funds	$134	1.25%

*Annualized.

mANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

How did the Fund perform last year?

For the one-year period ending December 31, 2025, the Fund gained 14.24%.

What factors influenced performance?

For the third straight year, AI, cloud computing and semiconductor advancements fueled the technology and communication services sectors of the economy, accounting for nearly 60% of total market gains. Market volatility prevailed throughout the year following a market meltdown triggered by “Liberation Day” and the President’s announcements of sweeping tariffs. A decline of interest rates and modest inflation helped to stabilize the economy and boost stock prices.

Positioning

Notable changes to holdings included liquidating our positions in Fidelity Select Construction & Housing, Pear Tree Quality, Huber Capital Equity, GQG Partners US Select Quality Equity and T. Rowe Price Dividend Growth. We increased our positions in Fidelity Mega Cap Stock, Federated Hermes MDT All Cap Core and added three new positions, Voya Corporate Leaders 100, Fidelity 500 Index and Federated Hermes MDT Large Cap Value.

Top Contributors

Funds that contributed most to performance included Fidelity Mega Cap Stock (26.9%), Shelton Capital Management NASDAQ 100 Index (20.8%), Putnam Large Cap Value (20.3%) and Federated Hermes MDT All Cap Core (20.3%).

Top Detractors

In addition to the Funds liquidated in August, Funds that detracted most from performance were Fidelity Select Brokerage & Investment (5.8%) and Principal Blue Chip (9.1%).

Performance

While the Fund has underperformed, the market cap weighted S&P 500 index it has now outperformed the S&P 500 Equal Weight Index for three consecutive years. The Equal Weight Index is more reflective of our approach of investing in a more balanced portfolio of Growth and Value Funds and not focusing on the Magnificent 7 technology stocks.

performance illustration

TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2025

FUND/INDEX	ONE YEAR	FIVE YEARS	TEN YEARS
MH Elite Fund of Funds	14.24%	8.92%	10.52%
Morningstar US Large-Mid Cap Index	17.71%	13.71%	14.66%
Russell 1000 Index	17.37%	13.59%	14.59%

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent quarter-end can be obtained at www.mhelite.com or by calling 1-800-318-7969.

Fund statistics

NET ASSETS:	$28,794,324
PORTFOLIO HOLDINGS:	17
PORTFOLIO TURNOVER:	22.26%
ADVISORY FEES PAID BY FUND:	$274,774

portfolio illustration

The following chart gives a visual breakdown of the Fund by Morningstar categories of the underlying funds. Percentages are based on net asset value.

top ten holdings*

(% of Net Assets)

1.	Shelton Capital Management Nasdaq-100 Index - Investor Class	10.77%
2.	Vanguard Tax-Managed Capital Appreciation - Admiral Class	8.14%
3.	Putnam Large Cap Value - Class Y	7.67%
4.	Putnam Core Equity - Class R6	7.33%
5.	BNY Mellon Dynamic Value - Class I	7.08%
6.	Fidelity Mega Cap Stock	6.94%
7.	Federated Hermes MDT All Cap Core R6	6.55%
8.	Fidelity 500 Index	6.44%
9.	Fidelity Large Cap Growth Index - Class I	6.03%
10.	Voya Corporate Leaders 100 - Class I	5.93%
	Total % of Net Assets	72.88%

*Excludes Short-Term Investments

HOW HAS THE FUND CHANGED

The Fund has not had any material changes during the year ended December 31, 2025

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact MH Elite Funds at 1-800-318-7969, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Funds or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.mhelite.com. or contact us at 1-800-318-7969.

ANNUAL SHAREHOLDER REPORT

December 31, 2025

MH ELITE SELECT PORTFOLIO OF FUNDS

MHESX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the MH Elite Select Portfolio of Funds – MHESX (the “Fund”) for the year January 1, 2025 to December 31, 2025, as well as certain changes to the Fund.

You can find additional information about the Fund at www.mhelite.com. You can also request this information by contacting us at 1-800-318-7969.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

MH Elite Select Portfolio of Funds	$141	1.25%

*Annualized.

mANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

How did the Fund perform last year?

For the one-year period ending December 31, 2025, the Fund gained 24.85%, our best performing fund as International and Emerging Market stocks outperformed the broad U.S. stock market.

What factors influenced performance?

Our best performing Fund in 2025 was bolstered by a weakening US dollar which makes foreign assets more attractive, leading to increased returns. Reemergence of value stocks over growth contributed strongly to our performance along with our allocation to emerging market stocks. Erosion of confidence in the U.S. financial system brought about by the on again off again tariffs imposed by the President led many investors to seek other opportunities in Europe and Asia.

Positioning

Notable changes to holdings included liquidating our positions in GQG Partners Emerging Markets, Matthews Emerging Markets Small Companies and Goldman Sachs GQG Partners International Opportunities. New additions to the portfolio were Eaton Vance Emerging and Frontier Countries, Pzena Emerging Markets Value and Artisan Global Value.

Top Contributors

Funds that contributed most to performance included Hartford International Value (44.7%), Thornburg Global Opportunities (41.1%), Schwab Fundamental International Equity Index (41.0%) and Third Ave Value (35.5%).

Top Detractors

Funds that detracted most from performance included Vanguard Materials Index (12.3%) and Vanguard Industrials Index (18.5%). Due to disappointing performances, the following funds were liquidated in August, GQG Partners Emerging Markets, Matthews Emerging Markets Small Companies and Goldman Sachs GQG Partners International Opportunities.

Performance

The majority of underperformance relative to the Index for the past year can be attributed to an overly diversified portfolio that included allocation to funds that were not invested in line with the holdings as represented by the Developed Market and Emerging Market countries that comprise the MSCI ACWI ex USA IMI Index.

performance illustration

TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2025

FUND/INDEX	ONE YEAR	FIVE YEARS	TEN YEARS
MH Elite Select Portfolio of Funds	24.85%	2.18%	5.46%
MSCI ACWI EX USA IMI Index	32.67%	8.31%	8.89%

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent quarter-end can be obtained at www.mhelite.com or by calling 1-800-318-7969.

Fund statistics

NET ASSETS:	$8,741,144
PORTFOLIO HOLDINGS:	15
PORTFOLIO TURNOVER:	23.14%
ADVISORY FEES PAID BY FUND:	$80,064

portfolio illustration

The following chart gives a visual breakdown of the Fund by Morningstar categories of the underlying funds. Percentages are based on net asset value.

top ten holdings*

(% of Net Assets)

1.	Thornburg Global Opportunities	10.25%
2.	Hartford International Value - Class I	8.51%
3.	State Street Hedged International Developed Equity Index - Class K	7.85%
4.	Driehaus Emerging Markets Small Cap Growth	7.36%
5.	Artisan Global Value - Class I	7.30%
6.	WCM Focused International Growth - Class I	7.20%
7.	Schwab Fundamental International Equity Index	7.11%
8.	Third Avenue Value - Class I	7.07%
9.	Vanguard Industrials Index - Admiral Class	6.81%
10.	Eaton Vance Emerging and Frontier Countries Equity - Class I	6.09%
	Total % of Net Assets	75.55%

*Excludes Short-Term Investments.

HOW HAS THE FUND CHANGED

The Fund has not had any material changes during the year ended December 31, 2025.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact MH Elite Funds at 1-800-318-7969, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Funds or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.mhelite.com. or contact us at 1-800-318-7969.

ANNUAL SHAREHOLDER REPORT

December 31, 2025

MH ELITE INCOME FUND OF FUNDS

MHEIX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the MH Elite Income Fund of Funds – MHEIX (the “Fund”) for the year January 1, 2025 to December 31, 2025, as well as certain changes to the Fund.

You can find additional information about the Fund at www.mhelite.com. You can also request this information by contacting us at 1-800-318-7969.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

MH Elite Income Fund of Funds	$130	1.25%

*Annualized.

mANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

How did the Fund perform last year?

For the one-year period ending December 31, 2025, the Fund gained 8.52%, outperforming the Bloomberg US Aggregate Bond Index.

What factors influenced performance?

Our well-diversified portfolio of income-producing funds had a very positive impact on our performance, led by our positions in utilities, convertible securities, emerging market bonds and asset allocation funds. A steepening yield curve brought on by a cut in interest rates by the Federal Reserve bolstered short and intermediate bond returns and a weakening US dollar propelled an emerging markets bond rally.

Positioning

Notable changes to holdings included liquidating our position in T. Rowe Price Capital Appreciation to purchase Permanent Portfolio. We trimmed our positions in Vanguard Tax Managed Balanced, Brandywine Global High Yield and Fidelity Advisor Multi-Asset Income to add to our positions in River Canyon Total Return, Artisan High Income and Pimco Income.

Top Contributors

Funds that contributed most to performance included Pimco Inflation Response Multi-Asset (16.7%), Vanguard Emerging Market Bond (14.5%), Fidelity Select Utilities Portfolio (14.2%), Fidelity Advisor Multi-Asset Income (14.1%) and Franklin Convertible Securities (13.8%).

Top Detractors

Funds that detracted most from performance included T. Rowe Price Floating Rate (6.5%), Fidelity Floating Rate High Income (5.4%), BNY Floating Rate Income (5.5%) and Brandywine Global High Yield (5.5%).

Performance

For the period ending December 31, 2025, the Fund’s one-, three-, five- and ten-year average annual returns have outperformed the returns of the Bloomberg US Aggregate Bond Index.

performance illustration

TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2025

FUND/INDEX	ONE YEAR	FIVE YEARS	TEN YEARS
MH Elite Income Fund of Funds	8.52%	2.69%	3.72%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent quarter-end can be obtained at www.mhelite.com or by calling 1-800-318-7969.

Fund statistics

NET ASSETS:	$14,465,458
PORTFOLIO HOLDINGS:	22
PORTFOLIO TURNOVER:	7.33%
ADVISORY FEES PAID BY FUND:	$145,641

portfolio illustration

The following chart gives a visual breakdown of the Fund by Morningstar categories of the underlying funds. Percentages are based on net asset value.

top ten holdings*

(% of Net Assets)

1.	Dodge & Cox Global Bond - Class I	5.91%
2.	Victory Core Plus Intermediate Bond	5.83%
3.	Artisan High Income - Advisor Class	5.71%
4.	Dodge & Cox Income - Class I	5.67%
5.	PIMCO Income - Class I	5.45%
6.	River Canyon Total Return Bond Class I	5.41%
7.	Fidelity Select Utilities Portfolio	5.40%
8.	Vanguard Emerging Markets Bond - Admiral Class	5.24%
9.	Fidelity Advisor Multi-Asset Income	5.04%
10.	PIMCO Inflation Response Multi-Asset - Class I	4.89%
	Total % of Net Assets	54.55%

*Excludes Short-Term Investments.

HOW HAS THE FUND CHANGED

The Fund has not had any material changes during the year ended December 31, 2025.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact MH Elite Funds at 1-800-318-7969, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Funds or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.mhelite.com. or contact us at 1-800-318-7969.

Item 2. Code of Ethics

As of the end of the period covered by this report on Form N-CSR, the Registrant has adopted a Code of Ethics (as defined in Item 2(b) of Form N-CSR) that applies to the Registrant's principal executive officer and principal financial officer.  A copy of the Code of Ethics may be obtained without charge, by writing to MH Elite Portfolio of Funds Trust, 43 Highlander Drive, Scotch Plains, NJ 07076.

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees confirms that the Registrant has in position, an Audit Committee Financial Expert, serving on its audit committee.  Howard Samms has been a Registrant Director/Trustee since 1997 and Chairman of the Board for the last 19 years.  Retired from Johnson & Johnson in 2005, Howard held the position of Executive Director - Finance for the last 10 of a 30 year career.  Major responsibilities included operational audits of customers' contract compliance and performance.  Howard has been determined to be an audit committee financial expert and is "independent" within the meaning of item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a)	Audit fees:

Audit fees for the Registrant:

Fiscal year ended December 31, 2025: $90,000.

Fiscal year ended December 31, 2024: $90,000.

(b)	Audit-Related fees:

Fiscal year ended December 31, 2025: $0.

Fiscal year ended December 31, 2024: $0.

(c) Tax fees:

Fiscal year ended December 31, 2025: $4,950.

Fiscal year ended December 31, 2024: $8,550.

(d)	All other fees:

Fiscal year ended December 31, 2025: $0.

Fiscal year ended December 31, 2024: $0.

(e)	Audit committee pre-approval policies and procedures:
(1)	The Audit Committee must pre-approve all audit and non-audit services provided by the independent auditors and review and evaluate the qualifications, independence and performance of the Fund’s independent auditors.

(2)	No services described in items 4(b) through 4(d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Aggregate non-audit fees:

Fiscal year ended December 31, 2025: $4,950.

Fiscal year ended December 31, 2024: $8,550.

Tax preparation services are the only aggregate non-audit fees for the Registrant.

(h)	Not applicable. The auditor performed no services for the registrant’s investment advisers or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)	The registrant has not been identified by the U. S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j)	Not applicable.

Item 5.  Audit Committee of Listed Registrants

Not applicable to this Registrant because it is not a 'listed issuer' within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.  Investments

(a)	Schedule 7 – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in the report to shareholders in Item 7 of this Form N-CSR.

(b)	The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds	(MHELX)
MH Elite Fund of Funds	(MHEFX)
MH Elite Select Portfolio of Funds	(MHESX)
MH Elite Income Fund of Funds	(MHEIX)

Annual Financial Statements

December 31, 2025

	MH Elite Small Cap Fund of Funds

Schedule of Investments
December 31, 2025

Shares		Value

OPEN-END MUTUAL FUNDS - 93.38%

Mid Growth - 2.90%
7,162	Virtus KAR Small Cap Core - Class I	$ 348,444

Small Blend - 25.57%
15,439	Fidelity Stock Selector Small Cap	653,521
16,605	Fuller &Thaler Behavioral Small Cap Equity - Class I	832,258
50,466	Schwab Fundamental US Small Company Index - Class I	951,281
15,060	Vanguard Strategic Small Cap Equity - Investor Class	638,102
		3,075,162
Small Growth - 23.60%
19,311	Congress Small Cap Growth - Class I	942,177
9,653	Hood River Small Cap Growth - Class I	854,192
20,415	Oberweis Micro Cap - Investor Class	1,041,173
		2,837,542
Small Value - 41.31%
20,852	Aegis Value - Class I	1,220,661
29,590	Hennesey Cornerstone Mid Cap 30 - Class I	718,160
30,561	Invesco Small Cap Value - Class Y	858,464
18,541	James Small Cap	777,812
12,005	Nuveen Small Cap Value Opportunities - Class I	606,723
8,626	Vanguard Small Cap Value Index - Admiral Class	785,139
		4,966,959

TOTAL OPEN-END MUTUAL FUNDS (Cost $8,500,804) - 93.38%		$ 11,228,107

MONEY MARKET FUND - 6.37%
766,073	Fidelity Investments Money Market Government Portfolio - Class I 3.67% **	766,073
TOTAL MONEY MARKET FUND (Cost $766,073) - 6.37%		$ 766,073

INVESTMENTS IN SECURITIES, AT VALUE (Cost $9,266,877) - 99.75%		$ 11,994,180

OTHER ASSETS LESS LIABILITES - 0.25%		29,884

NET ASSETS - 100.00%		$ 12,024,064

** Variable rate security; the money market rate shown represents the seven day yield at December 31, 2025
The accompanying notes are an integral part of these financial statements.

	MH Elite Fund of Funds

Schedule of Investments
December 31, 2025

Shares		Value

OPEN-END MUTUAL FUNDS - 96.13%

Financial - 4.79%
7,230	Fidelity Select Brokerage & Investment Management	$ 1,380,150

Large Blend - 41.34%
63,968	Fidelity Mega Cap Stock	1,998,993
36,770	Federated Hermes MDT All Cap Core - Class R6	1,884,852
7,803	Fidelity 500 Index	1,854,952
42,745	Putnam Core Equity - Class R6	2,110,739
6,665	Vanguard Tax-Managed Capital Appreciation - Admiral Class	2,344,070
65,519	Voya Corporate Leaders 100 - Class I	1,708,723
		11,902,329
Large Growth - 28.17%
37,539	Fidelity Large Cap Growth Index	1,736,913
34,569	Loomis Sayles Growth - Class Y	1,148,382
19,950	Principal Blue Chip - Class I	832,718
68,322	Shelton Capital Management Nasdaq-100 Index - Investor Class	3,101,817
16,340	T. Rowe Price All-Cap Opportunities - Investor Class	1,291,013
		8,110,843
Large Value - 21.83%
27,790	Columbia Dividend Income - Class I2	1,028,773
41,457	BNY Mellon Dynamic Value - Class I	2,039,699
29,112	Federated Hermes MDT Large Cap Value - Class IS	1,007,569
56,286	Putnam Large Cap Value - Class Y	2,209,244
		6,285,285

TOTAL OPEN-END MUTUAL FUNDS (Cost $19,475,600) - 96.13%		$27,678,607

MONEY MARKET FUND - 3.55%
1,023,199	Fidelity Investments Money Market Government Portfolio - Class I 3.67% **	1,023,199
TOTAL MONEY MARKET FUND (Cost $1,023,199) - 3.55%		$ 1,023,199

INVESTMENTS IN SECURITIES, AT VALUE (Cost $20,498,799) - 99.68%		$28,701,806

OTHER ASSETS LESS LIABILITES - 0.32%		92,518

NET ASSETS - 100.00%	$28,794,324

** Variable rate security; the money market rate shown represents the seven day yield at December 31, 2025
The accompanying notes are an integral part of these financial statements.

	MH Elite Select Portfolio of Funds

Schedule of Investments
December 31, 2025

Shares		Value

OPEN-END MUTUAL FUNDS - 95.24%

Diversified Emerging Markets - 19.52%
24,478	Driehaus Emerging Markets Small Cap Growth	$ 643,779
29,036	Eaton Vance Emerging & Frontier Countries Equity - Class I	531,940
34,554	Pzena Emerging Markets Value - Class I	530,062
		1,705,781
Foreign Large Blend - 13.80%
12,810	MFS International Equity - Class R6	519,819
4,776	State Street Hedged International Developed Equity Index - Class K	685,979
		1,205,798
Foreign Large Growth - 7.20%
25,304	WCM Focused International Growth - Class I	629,576

Foreign Large Value - 15.62%
30,839	Hartford International Value - Class I	743,840
44,749	Schwab Fundamental International Equity Index	621,563
		1,365,403
Global Large Blend - 10.25%
18,767	Thornburg Global Opportunities - Class I	896,129

Global Small/Mid Stock - 7.07%
8,459	Third Avenue Value - Class I	617,650

Industrials - 10.21%
3,880	Vanguard Industrials Index - Admiral Class	594,890
4,871	Fidelity Select Industrial Portfolio	297,647
		892,537
Large Value - 7.30%
22,633	Artisan Global Value - Class I	638,250

Natural Resources - 4.27%
3,535	Vanguard Materials Index - Admiral Class	373,659

TOTAL OPEN-END MUTUAL FUNDS (Cost $6,620,525) - 95.24%		$ 8,324,783

MONEY MARKET FUND - 4.45%
388,976	Fidelity Investments Money Market Government Portfolio - Class I 3.67% **	388,976
TOTAL MONEY MARKET FUND (Cost $388,976) - 4.45%		$ 388,976

INVESTMENTS IN SECURITIES, AT VALUE (Cost $7,009,501) - 99.69%		$ 8,713,759

OTHER ASSETS LESS LIABILITES - 0.31%		27,385

NET ASSETS - 100.00%		$ 8,741,144

** Variable rate security; the money market rate shown represents the seven day yield at December 31, 2025
The accompanying notes are an integral part of these financial statements.

	MH Elite Income Fund of Funds

Schedule of Investments
December 31, 2025

Shares		Value

OPEN-END MUTUAL FUNDS - 95.52%

Asset Allocation - 14.64%
47,102	Fidelity Multi-Asset Income	$ 729,609
76,328	PIMCO Inflation Response Multi-Asset - Class I	706,798
13,833	Vanguard Tax-Managed Balanced - Admiral Class	680,847
		2,117,254
Bank Loan - 9.98%
40,577	BNY Mellon Floating Rate Income - Class I	439,044
65,684	Fidelity Floating Rate High Income	597,728
43,956	T. Rowe Price Floating Rate - Investor Class	406,593
		1,443,365
Convertibles - 4.71%
28,675	Franklin Convertible Securities - Advisor Class	681,898

Emerging Markets Bond - 5.24%
30,409	Vanguard Emerging Markets Bond - Admiral Class	757,783

Global Allocation - 4.46%
8,626	Permanent Portfolio Permanent Portfolio - Class I	645,802

Global Bond - 8.29%
75,930	Dodge & Cox Global Bond - Class I	854,212
34,369	T. Rowe Price Global Multi-Sector Bond - Investor Class	345,064
		1,199,276
High Yield Bond - 10.05%
89,795	Artisan High Income - Advisor Class	826,112
61,977	BrandywineGLOBAL High Yield - Class I	628,443
		1,454,555
Intermediate Core-Plus Bond - 11.50%
63,792	Dodge & Cox Income - Class I	819,729
90,580	Victory Core Plus Intermediate Bond	843,301
		1,663,030
Multisector Bond - 14.27%
51,128	CrossingBridge Low Duration High Yield - Class I	493,466
71,705	PIMCO Income - Class I	788,042
78,124	River Canyon Total Return Bond - Class I	782,805
		2,064,313
Short-Term Bond - 6.98%
44,625	BBH Limited Duration - Class I	469,008
65,057	PIMCO Low Duration Income - Class I	540,620
		1,009,628
Utilities - 5.40%
5,949	Fidelity Select Utilities Portfolio	780,907

TOTAL OPEN-END MUTUAL FUNDS (Cost $13,201,800) - 95.52%		$ 13,817,811

MONEY MARKET FUND - 3.21%
464,122	Fidelity Investments Money Market Government Portfolio - Class I 3.67% **	464,122
TOTAL MONEY MARKET FUND (Cost $464,122) - 3.21%		$ 464,122

INVESTMENTS IN SECURITIES, AT VALUE (Cost $13,665,922) - 98.73%		$ 14,281,933

OTHER ASSETS LESS LIABILITES - 1.27%		183,525

NET ASSETS - 100.00%		$ 14,465,458

** Variable rate security; the money market rate shown represents the seven day yield at December 31, 2025
The accompanying notes are an integral part of these financial statements.

MH Elite Portfolio of Funds Trust

Statements of Assets and Liabilities
December 31, 2025

	Small Cap Fund of Funds	Fund of Funds	Select Portfolio of Funds	Income Fund of Funds
Assets:
Investments in Securities, at Value (Cost $9,266,877, $20,498,799,	$ 11,994,180	$ 28,701,806	$ 8,713,759	$ 14,281,933
$7,009,501, and $13,665,922, respectively)
Cash	36,521	119,556	35,770	160,176
Receivables:
Capital Gain Distributions from Underlying Fund	4,327	1,312	-	37,213
Dividends and Interest	1,944	2,485	826	1,507
Total Assets	12,036,972	28,825,159	8,750,355	14,480,829
Liabilities:
Payables:
Due to Advisor	12,908	30,835	9,211	15,371
Total Liabilities	12,908	30,835	9,211	15,371
Net Assets	$ 12,024,064	$ 28,794,324	$ 8,741,144	$ 14,465,458

Net Assets Consist of:
Paid In Capital	$ 8,479,587	$ 18,497,607	$ 6,744,633	$ 13,469,259
Distributable Earnings	3,544,477	10,296,717	1,996,511	996,199
Net Assets	$ 12,024,064	$ 28,794,324	$ 8,741,144	$ 14,465,458

Shares Outstanding (1,000,000,000 shares authorized with no par value)	1,349,352	2,992,603	1,337,402	2,636,385

Net Asset Value Per Share	$ 8.91	$ 9.62	$ 6.54	$ 5.49

The accompanying notes are an integral part of these financial statements.

MH Elite Portfolio of Funds Trust

Statements of Operations
For the year ended December 31, 2025

	Small Cap Fund of Funds	Fund of Funds	Select Portfolio of Funds	Income Fund of Funds
Investment Income:
Dividends	$ 64,614	$ 194,324	$ 177,039	$ 674,717
Interest	6,996	15,523	3,947	35,349
Total Investment Income	71,610	209,847	180,986	710,066

Expenses:
Advisory	111,707	274,774	80,064	145,641
Administrative	27,927	68,693	20,016	36,410
Total Expenses	139,634	343,467	100,080	182,051

Net Investment Income (Loss)	(68,024)	(133,620)	80,906	528,015

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	509,020	1,132,950	20,392	76,518
Capital Gain Distributions from Underlying Fund	334,538	1,019,829	187,401	95,641
Litigation Proceeds	-	-	3,513	-
Net Change in Unrealized Appreciation on Investments	485,283	1,686,196	1,479,756	483,396
Net Realized and Unrealized Gain on Investments	1,328,841	3,838,975	1,691,062	655,555

Net Increase in Net Assets Resulting from Operations	$ 1,260,817	$ 3,705,355	$ 1,771,968	$ 1,183,570

The accompanying notes are an integral part of these financial statements.

MH Elite Small Cap Fund of Funds

Statements of Changes in Net Assets

	Year Ended	Year Ended
	12/31/2025	12/31/2024
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (68,024)	$ (57,254)
Capital Gain Distributions from Underlying Fund	334,538	431,314
Net Realized Gain on Investments	509,020	467,018
Net Change in Unrealized Appreciation on Investments	485,283	477,099
Net Increase in Net Assets Resulting from Operations	1,260,817	1,318,177

Distributions to Shareholders	(881,977)	(236,079)

Capital Share Transactions (Note 5)	559,146	291,590

Total Increase	937,986	1,373,688

Net Assets
Beginning of Year	11,086,078	9,712,390

End of Year	$ 12,024,064	$ 11,086,078

The accompanying notes are an integral part of these financial statements.

MH Elite Fund of Funds

Statements of Changes in Net Assets

	Year Ended	Year Ended
	12/31/2025	12/31/2024
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (133,620)	$ (110,436)
Capital Gain Distributions from Underlying Fund	1,019,829	1,052,197
Net Realized Gain on Investments	1,132,950	1,384,824
Net Change in Unrealized Appreciation on Investments	1,686,196	1,861,271
Net Increase in Net Assets Resulting from Operations	3,705,355	4,187,856

Distributions to Shareholders	(2,326,351)	(1,235,000)

Capital Share Transactions (Note 5)	619,251	1,456,250

Total Increase	1,998,255	4,409,106

Net Assets
Beginning of Year	26,796,069	22,386,963

End of Year	$ 28,794,324	$ 26,796,069

The accompanying notes are an integral part of these financial statements.

MH Elite Select Portfolio of Funds

Statements of Changes in Net Assets

	Year Ended	Year Ended
	12/31/2025	12/31/2024
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 80,906	$ 73,517
Capital Gain Distributions from Underlying Fund	187,401	133,887
Net Realized Gain on Investments	20,392	209,900
Litigation Proceeds	3,513	-
Net Change in Unrealized Appreciation on Investments	1,479,756	(358,386)
Net Increase in Net Assets Resulting from Operations	1,771,968	58,918

Distributions to Shareholders	(417,208)	(66,711)

Capital Share Transactions (Note 5)	99,073	141,156

Total Increase	1,453,833	133,363

Net Assets
Beginning of Year	7,287,311	7,153,948

End of Year	$ 8,741,144	$ 7,287,311

The accompanying notes are an integral part of these financial statements.

MH Elite Income Fund of Funds

Statements of Changes in Net Assets

	Year Ended	Year Ended
	12/31/2025	12/31/2024
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 528,015	$ 524,974
Capital Gain Distributions from Underlying Fund	95,641	43,967
Net Realized Gain (Loss) on Investments	76,518	(35,835)
Net Change in Unrealized Appreciation on Investments	483,396	283,527
Net Increase in Net Assets Resulting from Operations	1,183,570	816,633

Distributions to Shareholders	(526,937)	(455,809)

Capital Share Transactions (Note 5)	(836,980)	967,547

Total Increase (Decrease)	(180,347)	1,328,371

Net Assets
Beginning of Year	14,645,805	13,317,434

End of Year	$ 14,465,458	$ 14,645,805

The accompanying notes are an integral part of these financial statements.

MH Elite Small Cap Fund of Funds

Financial Highlights
Selected data for a share outstanding throughout each year.

	Years Ended
	12/31/2025	12/31/2024	12/31/2023	12/31/2022	12/31/2021

Net Asset Value, at Beginning of Year	$ 8.69	$ 7.83	$ 6.81	$ 9.56	$ 8.84

Income From Investment Operations:
Net Investment Income (Loss) (a)(c)	(0.05)	(0.05)	(0.03)	(0.04)	0.06
Net Gain (Loss) on Securities (Realized and Unrealized)	0.96	1.10	1.05	(1.73)	1.18
Total from Investment Operations	0.91	1.05	1.02	(1.77)	1.24

Distributions:
Net Investment Income	-	-	-	(0.06)	-
Realized Gains	(0.69)	(0.19)	-	(0.92)	(0.52)
Total from Distributions	(0.69)	(0.19)	-	(0.98)	(0.52)

Net Asset Value, at End of Year	$ 8.91	$ 8.69	$ 7.83	$ 6.81	$ 9.56

Total Return (b)	11.45%	13.82%	14.98%	(20.36)%	14.58%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 12,024	$ 11,086	$ 9,712	$ 8,094	$ 9,882
Ratio of Expenses to Average Net Assets (c)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)	(0.61)%	(0.55)%	(0.47)%	(0.54)%	0.59%
Portfolio Turnover	21.90%	16.44%	28.30%	67.56%	16.75%

(a) Per share net investment income (loss) has been determined on the average number of shares outstanding during the year.
(b) Total return assumes reinvestment of dividends and capital gains, if any.
(c) Net investment income (loss) and expense ratios do not reflect the Small Cap Fund of Funds’ proportionate share of income and expense of the underlying funds.
The accompanying notes are an integral part of these financial statements.

MH Elite Fund of Funds

Financial Highlights
Selected data for a share outstanding throughout each year.

	Years Ended
	12/31/2025	12/31/2024	12/31/2023		12/31/2022	12/31/2021

Net Asset Value, at Beginning of Year	$ 9.23	$ 8.24	$ 6.92		$ 9.60	$ 8.56

Income From Investment Operations:
Net Investment Loss (a)(c)	(0.04)	(0.04)	-	*	(0.03)	(0.05)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.24	1.48	1.32		(1.79)	1.65
Total from Investment Operations	1.20	1.44	1.32		(1.82)	1.60

Distributions:
Net Investment Income	(0.02)	-	-		-	-
Realized Gains	(0.79)	(0.45)	-		(0.86)	(0.56)
Total from Distributions	(0.81)	(0.45)	-		(0.86)	(0.56)

Net Asset Value, at End of Year	$ 9.62	$ 9.23	$ 8.24		$ 6.92	$ 9.60

Total Return (b)	14.24%	18.57%	19.08%		(20.65)%	19.75%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 28,794	$ 26,796	$ 22,387		$ 16,923	$ 19,631
Ratio of Expenses to Average Net Assets (c)	1.25%	1.25%	1.25%		1.25%	1.25%
Ratio of Net Investment Loss to Average Net Assets (c)	(0.49)%	(0.44)%	(0.00)%		(0.37)%	(0.60)%
Portfolio Turnover	22.26%	31.63%	27.00%		56.44%	12.73%

(a) Per share net investment income (loss) has been determined on the average number of shares outstanding during the year.
(b) Total return assumes reinvestment of dividends and capital gains, if any.
(c) Net investment income (loss) and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.
* Less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

MH Elite Select Portfolio of Funds

Financial Highlights
Selected data for a share outstanding throughout each year.

	Years Ended
	12/31/2025	12/31/2024	12/31/2023	12/31/2022	12/31/2021

Net Asset Value, at Beginning of Year	$ 5.56	$ 5.57	$ 4.96	$ 7.06	$ 6.93

Income From Investment Operations:
Net Investment Income (Loss) (a)(c)	0.06	0.06	0.04	0.01	(0.01)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.24	(0.02)	0.58	(1.79)	0.46
Total from Investment Operations	1.30	0.04	0.62	(1.78)	0.45

Distributions:
Net Investment Income	(0.08)	(0.04)	(0.01)	-	-
Realized Gains	(0.24)	(0.01)	-	(0.32)	(0.32)
Total from Distributions	(0.32)	(0.05)	(0.01)	(0.32)	(0.32)

Net Asset Value, at End of Year	$ 6.54	$ 5.56	$ 5.57	$ 4.96	$ 7.06

Total Return (b)	24.85%	0.77%	12.53%	(26.30)%	6.72%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 8,741	$ 7,287	$ 7,154	$ 5,952	$ 7,671
Ratio of Expenses to Average Net Assets (c)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)	1.01%	0.99%	0.83%	0.21%	(0.08)%
Portfolio Turnover	23.14%	44.36%	32.27%	44.10%	8.20%

(a) Per share net investment income (loss) has been determined on the average number of shares outstanding during the year.
(b) Total return assumes reinvestment of dividends and capital gains, if any.
(c) Net investment loss and expense ratios do not reflect the Select Portfolio of Funds’ proportionate share of income and expense of the underlying funds.
The accompanying notes are an integral part of these financial statements.

MH Elite Income Fund of Funds

Financial Highlights
Selected data for a share outstanding throughout each year.

	Years Ended
	12/31/2025	12/31/2024	12/31/2023	12/31/2022	12/31/2021

Net Asset Value, at Beginning of Year	$ 5.25	$ 5.12	$ 4.89	$ 5.58	$ 5.53

Income From Investment Operations:
Net Investment Income (a)(c)	0.19	0.19	0.17	0.14	0.08
Net Gain (Loss) on Securities (Realized and Unrealized)	0.24	0.11	0.18	(0.68)	0.05
Total from Investment Operations	0.43	0.30	0.35	(0.54)	0.13

Distributions:
Net Investment Income	(0.19)	(0.17)	(0.12)	(0.07)	(0.08)
Realized Gains	-	-	-	(0.08)	-
Total from Distributions	(0.19)	(0.17)	(0.12)	(0.15)	(0.08)

Net Asset Value, at End of Year	$ 5.49	$ 5.25	$ 5.12	$ 4.89	$ 5.58

Total Return (b)	8.52%	6.19%	7.33%	(9.85)%	2.44%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 14,465	$ 14,646	$ 13,317	$ 11,550	$ 10,451
Ratio of Expenses to Average Net Assets (c)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income to Average Net Assets (c)	3.63%	3.80%	3.55%	2.79%	1.46%
Portfolio Turnover	7.33%	12.38%	45.57%	22.51%	9.96%

(a) Per share net investment income (loss) has been determined on the average number of shares outstanding during the year.
(b) Total return assumes reinvestment of dividends and capital gains, if any.
(c) Net investment income and expense ratios do not reflect the Income Fund of Funds’ proportionate share of income and expense of the underlying funds.
The accompanying notes are an integral part of these financial statements.

MH Elite Portfolio of Funds Trust

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2025

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

MH Elite Portfolio of Funds Trust is an open-end diversified management investment company under the Investment Company Act of 1940 and the Securities and Exchange Act of 1933. MH Elite Portfolio of Funds, Inc. was originally organized as a corporation in New Jersey on October 20, 1997. On January 1, 2014, MH Elite Portfolio of Funds, Inc. merged into a new Delaware statutory trust called the MH Elite Portfolio of Funds Trust, pursuant to Board and shareholder approval. MH Elite Portfolio of Funds Trust continues the operations of its predecessor New Jersey corporation. MH Elite Portfolio of Funds Trust offers four funds to investors; MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds (collectively, “the Funds”). The sale to its initial investor in MH Elite Small Cap Fund of Funds occurred on February 17, 1998, the sale to its initial investor in MH Elite Fund of Funds occurred on January 13, 2004, the sale to its initial investor in MH Elite Select Portfolio of Funds occurred on April 6, 2006 and the sale to its initial investor in MH Elite Income Fund of Funds occurred on August 15, 2011.

The primary objective of the Small Cap Fund of Funds, Fund of Funds and Select Portfolio of Funds is long-term capital appreciation through investing in diversified and non-diversified regulated investment companies that will invest in equity securities.

The primary objective of the Income Fund of Funds is income, with the potential for capital appreciation as a secondary objective by investing in regulated investment companies.

MH Elite Portfolio of Funds Trust follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

The following is a summary of the Funds’ significant accounting policies:

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 6.

Underlying Fund Valuation – Underlying funds are valued at the last reported net asset value as quoted by the respective fund with the resulting unrealized gains and losses included in income. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

Federal Income Taxes – The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Each of the Funds intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Capital gains, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

Security transactions and Investment Income – Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified cost. Dividend income and capital gain distributions from underlying funds are recorded on the ex-dividend date.

Cash and Cash Equivalents – Each Fund maintains its cash in an account at a custodian bank, which, at times, may exceed federally insured limits. The Funds have not experienced any losses in such account and believe they are not exposed to any significant credit risk on its cash deposits. Interest income from money market funds are recognized on an accrual basis when earned.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MH Investment Management Incorporated, (the “Adviser”) furnishes the Funds with investment advice and, in general, supervises the management and investment program of the Funds. Harvey Merson and Jeff Holcombe each own 50 percent of the Adviser. Under the Investment Advisory Agreement, the Funds have agreed to pay the Investment Adviser an annual fee, payable monthly, of a percentage of each of the Funds’ average daily net assets.

The expenses and fees that a shareholder of the Funds will incur are based on the Fund’s average daily net assets and are as follows:

	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Advisory Fees	1.00%	1.00%	1.00%	1.00%
Administrative Service Fees	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.25%	1.25%	1.25%	1.25%

Other expenses of 0.25% will be paid to MH Investment Management Inc. as per the administrative services agreement. Under the agreement, MH Investment Management Inc. has agreed to pay the expenses incurred for the conduct of business by the Funds. The expenses incurred by the Funds that exceed the total annual fund operating expenses will be paid by the Adviser. The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above. Generally, the operating expenses of the underlying funds range from 0.04% to 2.17% of average net assets.

For the year ended December 31, 2025 the advisory fees for each Fund were:

MH Elite Small Cap Fund of Funds	$111,707
MH Elite Fund of Funds	$274,774
MH Elite Select Portfolio of Funds	$80,064
MH Elite Income Fund of Funds	$145,641

For the year ended December 31, 2025 administrative service fees for each Fund were:

MH Elite Small Cap Fund of Funds	$27,927
MH Elite Fund of Funds	$68,693
MH Elite Select Portfolio of Funds	$20,016
MH Elite Income Fund of Funds	$36,410

3. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sale of securities for the year ended December 31, 2025 aggregated for each Fund were:

Fund	Purchases	Sales
MH Elite Small Cap Fund of Funds	$2,400,000	$3,016,661
MH Elite Fund of Funds	$6,050,000	$7,608,620
MH Elite Select Portfolio of Funds	$1,825,000	$2,120,392
MH Elite Income Fund of Funds	$1,000,000	$1,101,518

4. INCOME TAXES

Each Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year. As of December 31, 2025, the Funds most recent year-end, the components of distributable earnings on a tax basis were as follows:

Distributable Earnings/Accumulated Deficit	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Undistributed ordinary income	$-	$-	$80,949	$525,784
Undistributed capital gain	$817,174	$2,093,710	$211,304	$-
Capital Loss Carryforward	$-	$-	$-	$(145,596)
Unrealized appreciation	$2,727,303	$8,203,007	$1,704,258	$616,011
Total distributable earnings/ (accumulated deficit)	$3,544,477	$10,296,717	$1,996,511	$996,199

Ordinary income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from the character of net investment income or net realized gains presented in the financial statements in accordance with U.S. GAAP.

At December 31, 2025, certain Funds had undistributed earnings and as a result the Funds’ management declared distributions to the shareholders of record on January 8, 2026 with an ex and pay date of January 9, 2026. The components and amounts of the distributions are listed below:

Distribution	MH Elite Small Cap Fund of Funds		MH Elite Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income[1]	$-	$-	$-	$-
Long Term Capital Gain	$817,176	$0.605928	$2,093,712	$0.702341

Distribution	MH Elite Select Portfolio of Funds		MH Elite Income Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income[1]	$115,456	$0.086400	$527,661	$0.200966
Long Term Capital Gain	$176,760	$0.132276	$-	$-

At December 31, 2024, certain Funds had undistributed earnings and as a result the Funds’ management declared distributions to the shareholders of record on January 9, 2025 with an ex and pay date of January 10, 2025. The components and amounts of the distributions are listed below:

Distribution	MH Elite Small Cap Fund of Funds		MH Elite Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income[1]	$-	$-	$46,801	$0.016163
Long Term Capital Gain	$881,977	$0.693760	$2,279,550	$0.787263

Distribution	MH Elite Select Portfolio of Funds		MH Elite Income Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income[1]	$106,040	$0.081021	$526,937	$0.189374
Long Term Capital Gain	$311,168	$0.237750	$-	$-

1 Ordinary income distributions may include short-term capital gains.

Reclassifications: Certain Funds recorded a permanent book tax difference in their short term realized gains accounts by reclassifying net investment loss to short term realized gains at December 31, 2025. This reclassification has no impact on the net asset value of the Funds and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders. At December 31, 2025, the net investment losses for the following Funds are:

MH Elite Small Cap Fund of Funds	$41,641
MH Elite Fund of Funds	$74,553

For Federal income tax purposes - Capital loss carry forwards represent realized losses of the Funds that may be carried forward indefinitely and applied against future gains. As of December 31, 2025, the Funds capital loss carry forwards are listed below.

Expiring on:	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Indefinitely:
Short term	$-	$-	$-	$20,918
Long term	$-	$-	$-	$124,678
Total	$-	$-	$-	$145,596

For the year ended December 31, 2025, the MH Elite Income Fund of Funds utilized $172,159 of capital loss carry forward.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2022-2024) or expected to be taken in the Funds’ 2025 tax returns. The Funds identify their major tax jurisdictions as U.S. federal where the Funds’ make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended, December 31, 2025, the Funds did not incur an interest or penalties.

For federal income tax purposes, the tax basis of investments is the same as for financial reporting purposes. At December 31, 2025, on a tax basis, gross unrealized appreciation and depreciation on investments for each Fund were:

MH Elite Small Cap Fund of Funds
Appreciation	Depreciation	Net Unrealized Appreciation	Cost of Investments
$2,728,435	$1,132	$2,727,303	$8,500,804(1)

MH Elite Fund of Funds
Appreciation	Depreciation	Net Unrealized Appreciation	Cost of Investments
$8,244,283	$41,276	$8,203,007	$19,475,600(1)

MH Elite Select Portfolio of Funds
Appreciation	Depreciation	Net Unrealized Appreciation	Cost of Investments
$1,704,656	$398	$1,704,258	$6,620,525(1)

MH Elite Income Fund of Funds
Appreciation	Depreciation	Net Unrealized Appreciation	Cost of Investments
$854,989	$238,978	$616,011	$13,201,800(1)

(1) Excluded short-term securities’ cost basis.

5. CAPITAL SHARE TRANSACTIONS

As of December 31, 2025, 1,000,000,000 shares of no par value capital stock were authorized for all portfolios. Transactions in capital stock for each Fund are as follows:

	MH Elite Small Cap Fund of Funds
	For the year ended December 31, 2025		For the year ended December 31, 2024
	Shares	Amount	Shares	Amount
Shares Sold	50,445	$ 377,743	64,768	$ 546,961
Shares issued in reinvestment of distributions	110,523	881,977	31,688	236,079
Shares redeemed	(87,250)	(700,574)	(60,502)	(491,450)
Net Increase	73,718	$ 559,146	35,954	$ 291,590

	MH Elite Fund of Funds
	For the year ended December 31, 2025		For the year ended December 31, 2024
	Shares	Amount	Shares	Amount
Shares Sold	68,960	$ 578,861	205,039	$1,780,305
Shares issued in reinvestment of distributions	278,272	2,326,351	158,740	1,235,000
Shares redeemed	(257,240)	(2,285,961)	(179,130)	(1,559,055)
Net Increase	89,992	$ 619,251	184,649	$1,456,250

	MH Elite Select Portfolio of Funds
	For the year ended December 31, 2025		For the year ended December 31, 2024
	Shares	Amount	Shares	Amount
Shares Sold	29,485	$ 165,987	77,662	$ 444,155
Shares issued in reinvestment of distributions	80,387	417,208	12,263	66,711
Shares redeemed	(82,465)	(484,122)	(65,308)	(369,710)
Net Increase	27,407	$ 99,073	24,617	$ 141,156

	MH Elite Income Fund of Funds
	For the year ended December 31, 2025		For the year ended December 31, 2024
	Shares	Amount	Shares	Amount
Shares Sold	209,241	$1,075,861	488,484	$2,549,506
Shares issued in reinvestment of distributions	104,344	526,937	92,456	455,809
Shares redeemed	(466,594)	(2,439,778)	(392,173)	(2,037,768)
Net Increase (Decrease)	(153,009)	$ (836,980)	188,767	$ 967,547

6. SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted methods for valuing securities including in circumstances in which market quotes are not readily available, and has delegated authority to the Funds’ investment adviser to apply those methods in making fair value determinations, subject to board oversight. All of the Funds’ securities are regularly traded and do not require fair value measurement by a valuation committee. The Funds’ board and audit committee review the Funds’ investment portfolios quarterly.

Hierarchy of Fair Value Inputs

The Funds utilize published securities closing price to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to each Fund's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Mutual Funds – Investments in mutual funds, including money market funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

The following is a summary of the Funds’ fair value hierarchy for those assets measured at fair value on a recurring basis as of December 31, 2025:

Valuation Inputs	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Level 1	$11,994,180	$28,701,806	$8,713,759	$14,281,933
Level 2	-	-	-	-
Level 3	-	-	-	-
Total	$11,994,180	$28,701,806	$8,713,759	$14,281,933

The Funds did not hold any Level 2 or Level 3 investments during the year ended December 31, 2025. The Funds did not hold any derivative instruments at any time during the year ended December 31, 2025. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

7. INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that contain general indemnifications to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

8. MARKET RISK

Overall market risks may affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to the Funds’ net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

9. NEW ACCOUNTING PRONOUNCEMENTS

In September 2023, the SEC adopted a final rule relating to “Names Rule” under the 1940 Act. The amendments expanded the rule to require more funds to adopt an 80 percent investment policy, including funds with names suggesting a focus in investments with particular characteristics (e.g., growth or value) or with terms that reference a thematic investment focus (e.g., environmental, social, or governance factors). The amendments will require that a fund review its name for compliance with the rule. If needed, a fund may need to adopt an 80 percent investment policy and review its portfolio assets' treatment under such policy at least quarterly. The rule also requires additional prospectus disclosure and reporting and record keeping requirements. The amendments became effective on April 9, 2024. The compliance date is June 11, 2026 for Funds with more than $1 billion in assets and December 11, 2026 for Funds with less than $1 billion in assets. The Funds are in compliance with this new rule.

10. SUBSEQUENT EVENTS

Subsequent events occurring after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and
Board of Trustees of
MH Elite Portfolio of Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds, each a series of MH Elite Portfolio of Funds Trust (collectively the “Funds”), including the schedules of investments, as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes and the financial highlights for each of the two years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2025, and the results of its operations for the year then ended, and the changes in net assets and the financial highlights for each of the two years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

The financial highlights for each of the years ended on or prior to December 31, 2023 were audited by other auditors whose report dated February 28, 2024 expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities and cash owned as of December 31, 2025, by correspondence with the custodian and bank. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ Keiter

We have served as the auditor of the Funds since 2026.

Glen Allen, Virginia

March 30, 2026

MH Elite Portfolio of Funds Trust

additional information

DECEMBER 31, 2025 (UNAUDITED)

Reference is made to the Prospectus and the Statements of Additional Information for descriptions of the Management Agreements, Services Agreements and Distribution (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset value of shares of the Funds.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov.

PROXY VOTING GUIDELINES

MH Elite Portfolio of Funds Trust has adopted the policy of always voting in line with management recommendations. If, at any time, we feel the fund management of an underlying fund within one of our portfolios is not working in the best interests of our shareholders we will liquidate our position in that fund. It is not our intent to change or alter the management or policies of the underlying funds. The most effective way to voice our concerns or displeasure with the management of a fund company is to simply not invest in their fund(s). We will only invest in fund companies that we feel will help us to meet our investment objectives and, in turn, serve the needs of our shareholders.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities is available (i) without charge, upon request, by calling the Funds (toll-free) at 1.800.318.7969 or (ii) on the SEC’s website at http://www.sec.gov.

Information regarding how each Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Funds (toll-free) at 1.800.318.7969 or (ii) on the SEC’s website at http://www.sec.gov.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 (the ‘Act’) requires that the Investment Advisory Agreement be approved annually by a vote of a majority of the Board of Trustees and including a majority of the Trustees who are considered Independent Trustees as defined by the Act. The Board of Trustees (the ”Board”) of MH Elite Portfolio of Funds Trust met on November 12, 2025 to discuss the selection of MH Investment Management Inc. as the investment adviser and the approval of the investment advisory agreements for MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds (each, a “Fund” and collectively, the “Funds”). Harvey Merson, Funds’ portfolio manager and representative for the adviser, provided reports and analysis to the Board and attended the Board meeting.

Matters considered by the Board of Trustees to approve the investment advisory contract included, but were not limited to:

1. The Board considered the benefit to shareholders of investing in a fund of funds,

2. The nature, extent, and quality of the services to be provided by the Investment Adviser,

3. Investment performance,

4. Compensation to the Adviser and an analysis of the Adviser's profitability with respect to the fund,

5. Possible conflicts of interest between the Funds and the Adviser,

6. Brokerage and portfolio transactions,

7. Overall fund expenses and expense ratios based on information provided. The Board also considered that the Funds' fee structure was competitive with the funds with similar investment goals and strategies,

8. Sales and redemptions of Fund shares.

In light of the nature, extent and quality of services provided by the Adviser to the Funds, including portfolio management, research, relationships with third party service providers, such as Funds’ custodian and transfer services provided by Mutual Shareholder Services, quality of shareholder reports, accounting and compliance services, the Board concluded that said services by the Adviser warranted approval to renew the investment advisory and administrative services agreements.

The Board considered, among other performance information, each fund’s investment objectives relative to each fund’s annualized total returns over one-, three-, five- and ten-year periods. Performance reviews included comparisons to benchmark indexes with the caveat that each fund represents a portfolio of funds and includes multiple asset classes and investing styles for which there is no individual index that invests accordingly. Adviser emphasized to the Board the uniqueness of our Fund of Funds structure, in that, there are no other non-proprietary fund complexes with similar offerings based on asset allocation specific funds. The Board concluded that the Adviser’s recommendations are consistent with the objectives and principal investment strategies as outlined in the Funds’ prospectus.

The Board reviewed a detailed monthly analysis of the Adviser’s expenses and fees received from Funds to satisfy the financial responsibilities of the adviser under the terms set forth in the Investment Adviser and Administrative Services Agreements. The Board acknowledges the Adviser, based on growth in Fund assets, is looking to expand shareholder services and improve the functionality of the services currently provided. The Board concluded that the fees paid by the funds are fair, reasonable and necessary to maintain the financial stability of the Adviser.

Based on its evaluation of all material factors, the Board, including the non-interested Trustees, voted unanimously to approve and renew the investment advisory contract with MH Investment Management Inc. for the period January 1, 2026 through December 31, 2026.

MH Elite Portfolio of Funds Trust

43 Highlander Drive

Scotch Plains, NJ 07076

1-800-318-7969

www.mhelite.com

Annual Financial Statements

to Shareholders

December 31, 2025

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experience of its management, marketability of shares, and other information.

Investment Adviser

MH Investment Management, Inc.

43 Highlander Drive

Scotch Plains, NJ 07076

Item 8. Changes In and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Funds have no plans to compensate Officers and Trustees who are affiliated with the Investment Adviser except indirectly through payment of the advisory fee.

Each Trustee, who is not an 'interested person' as that term is defined in the 1940 Act, of the Funds was paid an annual fee of $750.00 per Fund for serving as a member of the Board of Trustees for fiscal year 2025. The Chairman of the Board of Trustees was paid an annual fee of $875.00 per Fund.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement is included in item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a) DISCOSURE CONTROLS AND PROCEDURES.  Based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant's management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and recorded within the time periods specified in the SEC's rules and forms.

(b) CHANGE IN INTERNAL CONTROLS.  There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 13.   Exhibits

The following exhibits are attached to this Form N-CSR:

Exhibit 10(a) Code of Ethics policy for Registrant (refer to Item 2)

     Exhibit 10(b)(1)  Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(b)(2) Certification of Principle Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(c) Certification of Chief Executive Office and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

MH Elite Portfolio of Funds Trust

By /s/ Harvey Merson

     Harvey Merson

     President (Principal Executive Officer)

Date: April 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jeff Holcombe

      Jeff Holcombe

      Vice President (Principal Financial Officer)

Date: April 9, 2026